Pension Plans and Other Postretirement Plans - Benefit Obligations and Plan Assets (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation:
Benefit obligation, beginning of year	$ 131	$ 844
Acquired benefit obligations	5,685	0
Interest cost	25	20	$ 27
Actuarial loss (gain)	41	(31)
Benefit payments	(41)	(35)
Settlements	0	(667)
Benefit obligation, end of year	5,841	131	844
Change in plan assets:
Fair value of plan assets, beginning of year	0	624
Fair value of plan assets acquired	5,709	0
Actual return on plan assets	(17)	32
Employer contributions	12	46	25
Benefit payments	(41)	(35)
Settlements	0	(667)
Fair value of plan assets, end of year	5,663	0	$ 624
Funded status	(178)	(131)
Assets (liabilities) recognized on the consolidated balance sheet
Accrued benefit assets reflected in other assets	147	0
Accrued benefit liabilities reflected in accrued expenses	(25)	(21)
Accrued benefit liabilities reflected in other long-term liabilities	(300)	(110)
Net liabilities	$ (178)	$ (131)